Not FDIC Insured May Lose Value No Bank Guarantee
158-Q1PH

Schedule of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Schedule of Investments 5

Franklin Managed Trust
Schedule of Investments (unaudited), December 31, 2022
Franklin Rising Dividends Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 97.7%
Aerospace & Defense 4.4%
General Dynamics Corp. .............................................. 1,573,345 $ 390,362,628
Raytheon Technologies Corp. .......................................... 7,005,142 706,958,931
1,097,321,559
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B .......................................... 2,909,052 505,709,600
Banks 1.4%
JPMorgan Chase & Co. ............................................... 2,565,290 344,005,389
Beverages 2.0%
PepsiCo, Inc. ...................................................... 2,783,083 502,791,775
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 2,612,432 422,195,135
Building Products 2.7%
Carlisle Cos., Inc. ................................................... 1,017,507 239,775,525
Johnson Controls International plc ....................................... 6,596,177 422,155,328
661,930,853
Capital Markets 1.3%
Nasdaq, Inc. ....................................................... 5,410,128 331,911,353
Chemicals 9.7%
Air Products and Chemicals, Inc. ........................................ 2,351,440 724,854,894
Albemarle Corp. .................................................... 1,775,116 384,951,656
Ecolab, Inc. ........................................................ 1,836,997 267,393,283
Linde plc .......................................................... 2,707,634 883,176,058
Sherwin-Williams Co. (The) ............................................ 644,274 152,905,549
2,413,281,440
Commercial Services & Supplies 1.9%
Cintas Corp. ....................................................... 1,022,423 461,746,675
Electrical Equipment 0.8%
nVent Electric plc ................................................... 5,009,065 192,698,731
Food & Staples Retailing 1.5%
Walmart, Inc. ...................................................... 2,586,107 366,684,111
Food Products 2.3%
McCormick & Co., Inc. ............................................... 4,268,978 353,855,587
Mondelez International, Inc., A .......................................... 3,421,025 228,011,316
581,866,903
Health Care Equipment & Supplies 9.3%
Abbott Laboratories .................................................. 4,513,177 495,501,703
Becton Dickinson and Co. ............................................. 2,400,500 610,447,150
Medtronic plc ...................................................... 5,112,790 397,366,039
Stryker Corp. ...................................................... 3,352,474 819,646,368
2,322,961,260
Health Care Providers & Services 3.4%
CVS Health Corp. ................................................... 1,300,095 121,155,853
UnitedHealth Group, Inc. .............................................. 1,381,432 732,407,618
853,563,471
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp. ................................................... 1,894,100 499,152,173

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................................... 1,317,687 $ 130,714,550
629,866,723
Household Products 3.0%
Colgate-Palmolive Co. ............................................... 3,653,490 287,858,477
Procter & Gamble Co. (The) ........................................... 2,959,991 448,616,236
736,474,713
Industrial Conglomerates 2.6%
Honeywell International, Inc. ........................................... 3,007,092 644,419,816
Insurance 0.9%
Erie Indemnity Co., A ................................................. 934,478 232,423,368
IT Services 5.4%
Accenture plc, A .................................................... 2,818,028 751,962,591
Visa, Inc., A ........................................................ 2,882,721 598,914,115
1,350,876,706
Life Sciences Tools & Services 1.9%
Danaher Corp. ..................................................... 336,655 89,354,970
West Pharmaceutical Services, Inc. ...................................... 1,569,781 369,447,958
458,802,928
Machinery 2.3%
Donaldson Co., Inc. ................................................. 2,473,417 145,610,059
Dover Corp. ....................................................... 2,502,810 338,905,502
Pentair plc ........................................................ 1,975,665 88,865,412
573,380,973
Multiline Retail 1.8%
Target Corp. ....................................................... 3,059,614 456,004,871
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp. ..................................................... 2,201,898 395,218,672
EOG Resources, Inc. ................................................ 2,074,212 268,651,938
Exxon Mobil Corp. ................................................... 2,173,138 239,697,122
903,567,732
Pharmaceuticals 3.1%
Johnson & Johnson ................................................. 2,845,857 502,720,639
Pfizer, Inc. ......................................................... 4,957,904 254,043,001
756,763,640
Road & Rail 2.2%
JB Hunt Transport Services, Inc. ........................................ 1,173,960 204,691,666
Norfolk Southern Corp. ............................................... 1,367,167 336,897,292
541,588,958
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc. ................................................. 4,197,700 688,548,731
Texas Instruments, Inc. ............................................... 4,024,873 664,989,517
1,353,538,248
Software 11.4%
Microsoft Corp. ..................................................... 7,992,683 1,916,805,237
Roper Technologies, Inc. .............................................. 2,152,547 930,094,033
2,846,899,270

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail 3.8%
Lowe's Cos., Inc. .................................................... 2,451,364 $ 488,409,763
Ross Stores, Inc. ................................................... 3,905,372 453,296,528
941,706,291
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ........................................................ 430,708 55,961,890
Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc., B ....................................................... 4,056,497 474,650,714
Trading Companies & Distributors 1.3%
WW Grainger, Inc. ................................................... 569,266 316,654,212
Total Common Stocks (Cost $9,970,766,709) ....................................
24,332,249,308
a a a a
Short Term Investments 2.4%
a
Money Market Funds 2.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 608,533,720 608,533,720
Total Money Market Funds (Cost $608,533,720) .................................
608,533,720
Total Short Term Investments (Cost $608,533,720 ) ...............................
608,533,720
a
Total Investments (Cost $10,579,300,429) 100.1% ...............................
$24,940,783,028
Other Assets, less Liabilities (0.1)% ...........................................
(33,391,412)
Net Assets 100.0% ...........................................................
$24,907,391,616
a
See Note 3 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 643,587,163 $ 260,583,587 $ (295,637,030) $ — $ — $ 608,533,720 608,533,720 $ 4,697,084
Total Affiliated Securities ... $643,587,163 $260,583,587 $(295,637,030) $— $— $608,533,720 $4,697,084